Average Annual Total Returns - Class A Class C and Institutional Class - Inverse Emerging Markets 2x Strategy Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A BNY Mellon Emerging Markets 50 ADR Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class A BNY Mellon Emerging Markets 50 ADR Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class A BNY Mellon Emerging Markets 50 ADR Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C BNY Mellon Emerging Markets 50 ADR Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class C BNY Mellon Emerging Markets 50 ADR Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class C BNY Mellon Emerging Markets 50 ADR Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(59.71%)	(36.26%)	(20.83%)	(59.71%)	(36.31%)	(20.86%)	(35.35%)	(20.47%)	(11.00%)	28.58%	16.20%	3.96%	(58.45%)	(35.94%)	(20.46%)	(58.45%)	(35.99%)	(20.49%)	(34.60%)	(20.37%)	(10.90%)	28.58%	16.20%	3.96%